Stockholders' Equity (Details 1)	12 Months Ended
Mar. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding beginning | shares
Exercisable | shares
Granted | shares	160,000
Exercised | shares
Forfeited/Cancelled | shares
Outstanding ending | shares	160,000
Exercisable ending | shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding beginning | $ / shares
Exercisable | $ / shares
Granted | $ / shares	1.50
Exercised | $ / shares
Forfeited/Cancelled | $ / shares
Outstanding ending | $ / shares	1.50
Exercisable ending | $ / shares